Trading properties	12 Months Ended
Jun. 30, 2026
Trading properties
Trading properties

11. Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2026 and 2025 were as follows:

	Completed properties	Properties under development (i)	Undeveloped sites	Total
As of June 30, 2024	3,974	16,661	16,498	37,133
Additions	-	2,366	1,649	4,015
Currency translation adjustment	-	(884)	-	(884)
Transfers	-	218,084	-	218,084
Impairment	(402)	(25,138)	-	(25,540)
Disposals	(686)	(17,886)	(5)	(18,577)
As of June 30, 2025	2,886	193,203	18,142	214,231
Additions	-	8,934	1,249	10,183
Currency translation adjustment	-	(1,434)	-	(1,434)
Transfers	-	69,694	-	69,694
Impairment (ii)	(25)	(11,915)	-	(11,940)
Disposals	(47)	(10,924)	(1)	(10,972)
As of June 30, 2026	2,814	247,558	19,390	269,762

	06.30.2026	06.30.2025
Non-current	252,004	166,561
Current	17,758	47,670
Total	269,762	214,231

(i)

Includes Zetol and Vista al Muelle plots of land, with the former being mortgaged to secure Group's borrowings. The net book value amounted to ARS 13,710 and ARS 15,319 as of June 30, 2026 and 2025, respectively.

(ii)

The Group compares the cost of its trading properties with their net realizable value on a quarterly basis. As of June 30, 2026, the inflation-adjusted cost of these assets amounted to ARS 230,750 million, while their net realizable value amounted to ARS 218,810 million, resulting in an impairment charge of ARS 11,940 million. The impairment charge was recognized under "Other operating results, net" in the consolidated statement of income and other comprehensive income (Note 28).